    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 26, 2000


                                                    COMMISSION FILE NOS. 2-72671
                                                                        811-3199
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
Pre-Effective Amendment No.                                   [ ]
Post-Effective Amendment No. 31                               [X]
                 And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF    [ ]
1940
Amendment No. 58                                              [X]


                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    KEMPER INVESTORS LIFE INSURANCE COMPANY
                          (NAME OF INSURANCE COMPANY)

           1 KEMPER DRIVE, LONG GROVE, ILLINOIS                 60049
   (Address of Insurance Company's Principal Executive        (Zip Code)
                          Offices)
Insurance Company's Telephone Number, including Area Code:  (847) 550-5500

                             DEBRA P. REZABEK, ESQ.
                                 1 KEMPER DRIVE
                           LONG GROVE, ILLINOIS 60049
                    (Name and Address of Agent for Service)

                                   COPIES TO:

             FRANK J. JULIAN, ESQ.                              JOAN E. BOROS, ESQ.
    KEMPER INVESTORS LIFE INSURANCE COMPANY                      JORDEN BURT BOROS
                1 KEMPER DRIVE                             CICCHETTI BERENSON & JOHNSON
          LONG GROVE, ILLINOIS 60049                    1025 THOMAS JEFFERSON STREET, N.W.
                                                        SUITE 400E  WASHINGTON, D.C. 20007

          Approximate Date of Proposed Public Offering: Continuous

     It is proposed that this filing will become effective (check appropriate box)
          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485

          [ ]  on (date) pursuant to paragraph (b) of Rule 485


          [X]  60 days after filing pursuant to paragraph (a)(i) of Rule 485

          [ ]  on (date) pursuant to paragraph (a)(i) of Rule 485
          [ ]  75 days after filing pursuant to paragraph (a)(ii)
          [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485

     If appropriate, check the following box:
          [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Title of Securities being Registered:

Units of interest in Separate Account under variable annuity contracts


     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Amendment to the Registration Statement on Form N-4 (the "Registration Statement") is being filed, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, for the sole purpose of filing a supplement to the May 1, 2000 Kemper Advantage III Prospectus and of making certain changes to Part C of such Registration Statement. Accordingly, except as heretofore amended, this Amendment does not otherwise delete, amend or supercede any prospectus, Statement of Additional Information, exhibit, undertaking, or other information contained in the Registration Statement.

                       SUPPLEMENT DATED OCTOBER 26, 2000
                      TO PROSPECTUS DATED MAY 1, 2000 FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                PERIODIC PAYMENT
                           VARIABLE ANNUITY CONTRACTS

--------------------------------------------------------------------------------

                              KEMPER ADVANTAGE III
                                   ISSUED BY
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                       OF
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement amends your Prospectus and describes a new optional feature available under your Contract. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The section entitled "SUMMARY," appearing on pages 2 and 3 of the Prospectus, is hereby modified by adding the following new paragraph at the end of the section:


    "You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG provides asset allocation services under PMG's Managed Investment Advisory Account ("MIAA"). MIAA allocates Contract Value among certain Subaccounts and the General Account. (See "Asset Allocation Service.") The MIAA and applicable fees are described more fully in a separate disclosure statement. MIAA is not available in all states or through all distributors."


The following new section is hereby added immediately following the section entitled "CONTRACT OWNER TRANSACTION EXPENSES" in the table entitled "SUMMARY OF EXPENSES," appearing on page 4 of the Prospectus:


"MIAA EXPENSES
MIAA Initial Set Up Fee (optional)..........................    $30
MIAA Expense (optional).....................................    .50%*
     * Charged quarterly in arrears at the rate of .125% per
       quarter of Contract Value subject to the MIAA
       Expense, using an average daily weighted balance
       methodology. (See "Asset Allocation Service.")"


The following is hereby added as the first sentence of the paragraph immediately following the table entitled "EXAMPLE," appearing on page 6 of the Prospectus:


    "This table reflects expenses if you did NOT participate in the optional MIAA program."

The following tables are hereby added immediately following the table entitled "EXAMPLE" and the subsequent paragraph, appearing on page 6 of the Prospectus:


                                    "EXAMPLE



                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you surrender your Contract at          Kemper Money Market #1                   $114     $146      $178       $298
the end of the periods shown and           Kemper Technology Growth                  118      158       198        338
you participated in the optional           Kemper Total Return                       115      148       182        305
MIAA program, you would pay                Kemper High Yield                         116      150       184        311
the following expenses on a                Kemper Growth                             115      149       184        310
$1,000 investment, assuming 5%             Kemper Government Securities              115      149       183        307
annual return on assets:                   Kemper International                      118      157       198        337
                                           Kemper Small Cap Growth                   116      151       186        315
                                           Kemper Investment Grade Bond              115      149       184        309
                                           Kemper Contrarian Value                   117      153       191        324
                                           Kemper Small Cap Value                    117      155       193        328
                                           Kemper Value+Growth                       117      154       192        327
                                           Kemper Horizon 20+                        117      153       190        322
                                           Kemper Horizon 10+                        116      151       187        316
                                           Kemper Horizon 5                          116      152       189        320
                                           Janus Aspen Growth                        116      150       184        311
                                           Janus Aspen Aggressive Growth             116      150       184        311
                                           Janus Aspen Worldwide Growth              116      151       186        314
                                           Janus Aspen Balanced                      116      150       184        311
                                           Lexington Natural Resources               122      169       216        374
                                           Lexington Emerging Markets                125      179       234        407
                                           Fidelity VIP Equity-Income                114      147       179        300
                                           Fidelity VIP Growth                       115      149       184        309
                                           Fidelity VIP II Asset Manager             115      148       182        306
                                           Fidelity VIP II Index 500                 112      138       165        272
                                           Fidelity VIP II Contrafund                115      149       184        309
                                           Scudder VLIF Bond                         115      147       180        301
                                           Scudder VLIF Capital Growth               114      144       176        293
                                           Scudder VLIF International                119      160       202        346
                                           Dreyfus Socially Responsible Growth       117      153       190        323
                                           J.P. Morgan Small Company                 120      163       208        357
                                           Alger American Growth                     117      153       190        323
                                           Alger American MidCap Growth              117      155       193        329
                                           Alger American Small Capitalization       118      156       196        333
                                           American Century VP Income & Growth       116      151       186        314
                                           American Century VP Value                 119      159       200        343
                                           Warburg Pincus Trust-Emerging Markets     123      171       219        380

                                                        SUBACCOUNT                 1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                        ----------                 ------   -------   -------   --------
If you do not surrender your               Kemper Money Market #1                   $ 55     $104      $156       $298
Contract and you participated              Kemper Technology Growth                   59      116       176        338
in the optional MIAA program,              Kemper Total Return                        55      106       160        305
you would pay the following                Kemper High Yield                          56      108       163        311
expenses on a $1,000 investment,           Kemper Growth                              56      108       162        310
assuming 5% annual return                  Kemper Government Securities               55      107       161        307
on assets:                                 Kemper International                       59      116       176        337
                                           Kemper Small Cap Growth                    56      109       165        315
                                           Kemper Investment Grade Bond               56      107       162        309
                                           Kemper Contrarian Value                    57      112       169        324
                                           Kemper Small Cap Value                     58      113       171        328
                                           Kemper Value+Growth                        58      113       171        327
                                           Kemper Horizon 20+                         57      111       168        322
                                           Kemper Horizon 10+                         56      109       165        316
                                           Kemper Horizon 5                           57      111       167        320
                                           Janus Aspen Growth                         56      108       163        311
                                           Janus Aspen Aggressive Growth              56      108       163        311
                                           Janus Aspen Worldwide Growth               56      109       164        314
                                           Janus Aspen Balanced                       56      108       163        311
                                           Lexington Natural Resources                63      128       195        374
                                           Lexington Emerging Markets                 66      139       213        407
                                           Fidelity VIP Equity-Income                 55      105       157        300
                                           Fidelity VIP Growth                        56      107       162        309
                                           Fidelity VIP II Asset Manager              55      106       160        306
                                           Fidelity VIP II Index 500                  52       96       143        272
                                           Fidelity VIP II Contrafund                 56      107       162        309
                                           Scudder VLIF Bond                          55      105       158        301
                                           Scudder VLIF Capital Growth                54      103       154        293
                                           Scudder VLIF International                 60      119       180        346
                                           Dreyfus Socially Responsible Growth        57      112       169        323
                                           J.P. Morgan Small Company                  61      122       186        357
                                           Alger American Growth                      57      112       169        323
                                           Alger American MidCap Growth               58      113       172        329
                                           Alger American Small Capitalization        58      115       174        333
                                           American Century VP Income & Growth        56      109       164        314
                                           American Century VP Value                  59      118       179        343
                                           Warburg Pincus Trust-Emerging Markets      63      130       198        380



     This table reflects expenses if you DID participate in the optional MIAA program. The purpose of the preceding table, which includes the "SUMMARY OF EXPENSES" above, is to assist you in understanding the various costs and expenses that an Owner in a Subaccount will bear directly or indirectly. The table reflects expenses of the Separate Account and the Funds, as well as expenses you will incur under the optional MIAA program. The Example should not be considered to be a representation of past or future expenses and does not include the deduction of state premium taxes, which may be assessed before or upon annuitization. Actual expenses may be greater or less than those shown. "Management Fees" and "Other Expenses" in the "SUMMARY OF EXPENSES" for the Funds have been provided by the Funds' investment managers or advisers and have not been independently verified. The Example assumes a 5% annual rate of return pursuant to requirements of the Securities and Exchange Commission. This hypothetical rate of return is not intended to be representative of past or future performance of any Subaccount. The Records Maintenance Charge is a single charge; it is not a separate charge for each Subaccount. In addition, the effect of the Records Maintenance Charge has been reflected in the Example by applying the percentage derived by dividing the total amounts of annual Records Maintenance Charge collected by the total net assets of all the Subaccounts in the Separate Account. This table also assumes that all the Contract Value in a particular Subaccount is in the MIAA program. See "Contract Charges and Expenses" for more information regarding the various costs and expenses."


The second paragraph under the section entitled "4. TRANSFER DURING ACCUMULATION PERIOD." appearing on page 20 of the Prospectus, is hereby modified to read as follows:


     "If you authorize an unaffiliated third party outside the MIAA program (See "Asset Allocation Service") to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the authorized advisory program. However, we take no responsibility for any unaffiliated third party advisory program. We may suspend or cancel acceptance of an unaffiliated third party's instructions at any time and may restrict the investment options available for transfer under third party authorizations."


The following new section is hereby added between the sections entitled "SYSTEMATIC WITHDRAWAL PLAN" and "PROVISIONS OF PRIOR CONTRACTS," appearing on page 35 of the prospectus:


                           "ASSET ALLOCATION SERVICE



    You may elect, where available, to enter into a separate investment advisory agreement with our affiliate, PMG Asset Management, Inc. ("PMG"). PMG is registered as an investment adviser with the SEC. For a fee, PMG provides a discretionary asset allocation service under its Managed Investment Advisory Account ("MIAA") which is fully described in a separate disclosure statement. Under an agreement with PMG, BARRA RogersCasey ("BARRA") performs certain functions for the MIAA program. BARRA is an unaffiliated registered investment adviser. MIAA is not available in all states or through all distributors.



     A. SUMMARY OF THE SERVICE PROVIDED.



    Under MIAA, your Contract Value is allocated among certain Subaccounts and the General Account. PMG selects the appropriate allocation model based on your financial objectives and risk tolerance, utilizing BARRA's proprietary analysis of the Subaccounts and the underlying Funds. PMG then periodically transfers Contract Value between the Subaccounts and between the Subaccounts and the General Account, in accordance with your selected allocation model. Currently, if you enroll in the MIAA program, all of your Contract Value must be placed under the MIAA program. If you transfer your Contract Value placed under the MIAA program, your participation in the MIAA program will automatically end. In the future, however, we expect to make changes to permit you to place only a portion of your Contract Value under the MIAA program and to allocate the remainder yourself.



     B. MIAA CHARGES.



    PMG's annual charge for the MIAA program is one-half of one percent (.50%) of the Contract Value allocated under the MIAA program. The MIAA Expense is paid by quarterly withdrawals from your Contract Value. The quarterly MIAA Expense with respect to the amount in each Subaccount covered by the MIAA program equals the average daily number of units in that Subaccount covered by the MIAA program, multiplied by the ending unit value for that Subaccount plus amounts in the General Account covered by the MIAA program, and multiplied by .125%. You will also be charged an MIAA Initial Set Up Fee ("Set Up Fee") of $30.00. The MIAA Expense and Set Up Fee are in addition to the Contract Charges and Expenses appearing in the "Summary of Expenses".



     C. TAX TREATMENT OF FEES AND CHARGES.



    This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted in the application of the law to individual circumstances.

    For Qualified Contracts, the MIAA Expense and Set Up Fee will not be treated as taxable distributions. For Non-Qualified Contracts, payments of MIAA Expense and Set Up Fee are treated as a taxable event. This means the MIAA Expense and Set Up Fee are taxable distributions to you and may subject you to an additional 10% tax penalty.



     D. RISKS TO YOU.



     When you elect the MIAA program, you understand that:



     - all investments involve risk, the amount of which may vary significantly,



     - performance cannot be predicted or guaranteed, and



     - the value of your allocations in the Subaccounts will fluctuate due to market conditions and other factors.



    PMG has not authorized anyone to make any guarantee, either written or oral, that your investment objectives will be met.



    PMG seeks to perform services in a professional manner. However, except for negligence, malfeasance, or violations of applicable law, PMG and its officers, directors, agents and employees are not liable for any action performed or omitted to be performed or for any errors of judgment in your asset allocation or in transferring your Contract Value. The federal securities laws impose liabilities under certain circumstances on persons who act in good faith and, therefore, nothing herein in any way constitutes a waiver or limitation on any rights that you may have under federal securities laws.



     E. CONFLICTS OF INTEREST.



    The MIAA program is marketed directly by officers of PMG and through solicitors who recommend the MIAA program, but who have no discretionary investment authority. The PMG solicitor is a registered representative with a broker-dealer registered under the Securities Exchange Act of 1934. As such, the PMG solicitor may receive or may have received commissions for your purchase of your Contract. PMG solicitors may also receive a portion of the MIAA Expense (See "MIAA Charges") as compensation. You will be charged the same fees for the MIAA program whether or not a PMG solicitor is involved. Since the PMG solicitor may receive commissions for the purchase of your Contract and may receive a portion of the MIAA Expense charged to your Contract, there is a potential for a conflict of interest."

                                     PART C
                               OTHER INFORMATION

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     Representation Regarding Fees and Charges Pursuant to Section 26 of the Investment Company Act of 1940

     Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

     Representation Regarding Contracts Issued to Participants of Tax-Sheltered Annuity Programs

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Counsel of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of annuity contracts to 403(b) participants;

     3. Instruct salespeople who solicit participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by IRC Section 403(b)11 to the attention of potential participants; and

     4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

     Representation Regarding Contracts Issued to Participants in the Texas Optional Retirement Program.

     KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

     1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

     2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

     3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

     4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Long Grove and State of Illinois on the 25th day of October, 2000.

                                        KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                        (Registrant)
                                        By: Kemper Investors Life Insurance
                                        Company

                                        By: /s/ GALE K. CARUSO
                                           -------------------------------------
                                            Gale K. Caruso, President and Chief
                                            Executive Officer

                                        KEMPER INVESTORS LIFE INSURANCE COMPANY
                                        (Depositor)

                                        By: /s/ GALE K. CARUSO
                                           -------------------------------------
                                            Gale K. Caruso, President and Chief
                                            Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of October, 2000.

                      SIGNATURE                                                TITLE
                      ---------                                                -----

/s/ GALE K. CARUSO                                     President, Chief Executive Officer and Director
-----------------------------------------------------  (Principal Executive Officer)
Gale K. Caruso

/s/ W. H. BOLINDER                                     Chairman of the Board and Director
-----------------------------------------------------
William H. Bolinder

/s/ FREDERICK L. BLACKMON                              Executive Vice President and Chief Financial Officer
-----------------------------------------------------  (Principal Financial Officer and Principal Accounting
Frederick L. Blackmon                                  Officer)

/s/ DAVID A. BOWERS                                    Director
-----------------------------------------------------
David A. Bowers

/s/ ELIANE C. FRYE                                     Director
-----------------------------------------------------
Eliane C. Frye

/s/ GUNTHER GOSE                                       Director
-----------------------------------------------------
Gunther Gose

/s/ JAMES E. HOHMANN                                   Director
-----------------------------------------------------
James E. Hohmann

                                       C-3